Employee Benefits	12 Months Ended
Jun. 30, 2020
Employee benefits [abstract]
Employee benefits
22.	Employee benefits

The Group maintains a defined contribution plan (the "Plan") covering key members of management in Argentina. The Plan became effective on January 1, 2006. Participants may make contributions to the Plan of up to 2.5% of their monthly salary ("Base Contributions") and contributions of up to 15% of their annual bonus ("Extraordinary Contributions"). Under the Plan, the Group matches employee contributions to the plan at a rate of 200% for Base Contributions and 300% for Extraordinary Contributions.

All contributions are invested in funds administered outside of the Group. Participants or their assignees, as the case may be, may have access to the 100% of the Group contributions under the following circumstances:

(i)	ordinary retirement in accordance with applicable labor regulations;
(ii)	total or permanent incapacity or disability;
(iii)	death.

In case of resignation or termination without good cause, the manager will received the Group's contribution only if the employee has participated in the Plan for at least 5 years.

Contributions made by the Group under the Plan amount to ARS 29,550, ARS 32,153 and ARS 24,430 for the fiscal years ended June 30, 2020, 2019 and 2018, respectively.